Warrant Liabilities - Narrative (Details)				12 Months Ended		18 Months Ended
	Oct. 06, 2020 $ / shares shares	May 29, 2020 $ / shares shares	May 28, 2020 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 31, 2022 $ / shares shares	Jan. 19, 2021 $ / shares shares	Jul. 01, 2020 $ / shares shares	Dec. 31, 2019 shares
Class of Warrant or Right [Line Items]
Outstanding warrants (in shares)				33,984,918		33,984,918	81,210,882
Proceeds from Public Offering | $					$ 83,515,000
5-Year Private Warrants
Class of Warrant or Right [Line Items]
Warrants issued (in shares)		2,500,000	7,740,000
Number of securities called by warrants (in shares)			7,740,000
Transfers to an Unrelated Third Party (in shares)				409,585	351,585	761,170
Warrants, exercise price (in dollars per share) | $ / shares				$ 11.50		$ 11.50	$ 11.50
Outstanding warrants (in shares)				9,478,830	9,888,415	9,478,830	9,478,830			0
Exercise Period				5 years		5 years	5 years
Seller Warrants
Class of Warrant or Right [Line Items]
Number of securities called by warrants (in shares)				3,569,129	3,487,168	3,569,129		3,569,051	3,210,213
Warrants, exercise price (in dollars per share) | $ / shares				$ 40.31	$ 41.26	$ 40.31	$ 40.31	$ 40.31	$ 44.82
Number of securities called by each warrant (in shares)				0.28055	0.27411	0.28055		0.28055	0.2523
Outstanding warrants (in shares)		12,700,000		12,721,901	12,721,901	12,721,901	12,721,901		12,700,000	12,721,901
Exercise Period				7 years		7 years	7 years
5-Year Public Warrants
Class of Warrant or Right [Line Items]
Number of securities called by warrants (in shares)	3,249,999
Transfers to an Unrelated Third Party (in shares)				409,585	351,585
Warrants, exercise price (in dollars per share) | $ / shares	$ 11.50	$ 11.50		$ 11.50		$ 11.50	$ 11.50
Number of securities called by each warrant (in shares)	1
Outstanding warrants (in shares)		7,740,000		24,811,068	24,401,483	24,811,068	24,811,068			20,800,000
Units issued (in shares)	20,800,000
Number of shares called by each unit	1
Number of warrants called by each unit (in shares)	1
Exercise Period	5 years			5 years		5 years	5 years
Share price threshold to call warrants (in dollars per share) | $ / shares				$ 18.00		$ 18.00
Warrants, threshold trading days | $				20
Warrants, trading day period | $				30